INCOME TAXES (Details) - Schedule of Effective Income Tax Rate Reconciliation	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory rate on pre-tax book loss	(34.00%)	(34.00%)
(Gain) loss on change in fair value of derivatives	(0.56%)	1.24%
Stock based compensation	12.72%	17.60%
Fair value of warrant to acquire research and development	1.46%	0.00%
Other	0.09%	0.09%
Valuation allowance	20.29%	15.07%
	0.00%	0.00%